Consolidated Statements of Cash Flows - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net Profit/(Loss) before tax	$ 7,525,533	$ 8,077,221	$ (482,783)
Change in operating assets and liabilities:
Interest income	(44,840)	(22,995)	(441)
Finance costs	656,689	246,262	179,651
Amortization	2,560,667
Depreciation of equipment	70,901	5,908	1,000
Depreciation of right of use assets	378,613	288,175	205,006
Gain on disposal of intangible assets	(6,145,711)
Gain on investment on event projects	(806,606)
Loss/(Gain) on early termination of leases		(2,539)	7,480
Impairment of rights of use assets	111,136
Contract assets	4,280,713	(4,337,713)
Inventory	(305,307)
Accounts and other receivables	(6,448,792)	(826,687)
Deposits and prepayments	(10,987,642)	(151,319)	(139,495)
Amount due from/(to) related parties	(931,515)
Amount due from/(to) joint operation parties	(1,759,280)
Trade payable and other payable	(578,018)	1,436,359	(10,231)
Contract liabilities	(3,569,274)	3,569,274
Net cash provided by/(used in) operating activities	(15,992,733)	8,281,946	(239,813)
Cash flows from investing activities:
Acquisition of intangible assets	(9,269,276)
Proceeds from disposal of intangible assets	1,147,119
Proceeds from investment on event projects	1,800,000
Cash paid for investment on event projects	(8,488,244)
Interest received	44,840	22,995	441
Disposal of motor vehicle		7,945
Purchases of equipment		(141,800)
Net cash provided by/(used in) investing activities	(14,765,561)	(110,860)	441
Cash flows from financing activities:
Proceeds from a shareholder	9,177,530	18,039,849	793,266
Payments to a shareholder	(4,387,903)	(21,742,460)	(4,362,363)
Proceeds from investment partner	30,103,441
Proceeds from bank overdrafts	15,143,460
Repayment of bank overdrafts	(7,793,324)
Proceeds from bank borrowings	3,703,821		4,573,000
Repayment of bank borrowings – principal	(951,427)	(503,180)	(333,947)
Repayment of bank borrowings and overdrafts – interest	(626,384)	(221,892)	(163,628)
Repayment of leases liabilities – principal	(261,979)	(230,164)	(257,967)
Repayment of leases liabilities – interest	(30,305)	(24,370)	(16,023)
Net cash provided by/(used in) financing activities	44,076,930	(4,682,217)	232,338
Net change in cash and bank balances	13,318,636	3,488,869	(7,034)
BEGINNING OF YEAR	3,817,083	328,214	335,248
END OF YEAR	17,135,719	3,817,083	328,214
Cash paid for income taxes
Cash paid for interest	(656,689)	(247,430)	(179,651)
Dividend offset amount due from a shareholder		$ 5,500,000